Share-Based Payments (Details 5) - Restricted Stock - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Shares
Restricted shares outstanding, beginning balance	109,586	228,550
Granted	1,342,743	417,953
Forfeited	(57,000)	(401,249)
Vested	(1,264,743)	(135,668)
Restricted shares outstanding, ending balance	130,586	109,586
Weighted-average fair value
Restricted shares outstanding, beginning balance	$ 1.92	$ 1.75
Granted	2.58	2.21
Forfeited	2.02	2.02
Vested	2.57	2.24
Restricted shares outstanding, ending balance	$ 2.39	$ 1.92